Note 4(a) - Advances for Vessels Acquisitions - Under Construction (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Advances for Vessels Acquisitions Under Construction	$ 30,579	$ 31,654	$ 12,241
Capitalized Expenses, Gross	3,201	1,641
M/T West Coast [Member]
Advances for Vessels Acquisitions Under Construction		18,991
Capitalized Expenses, Gross		624
M/T Malibu [Member]
Advances for Vessels Acquisitions Under Construction		12,663
Capitalized Expenses, Gross		$ 419
M/T Eco Oceano Ca [Member]
Advances for Vessels Acquisitions Under Construction	9,914
Capitalized Expenses, Gross	892
M/T Julius Caesar [Member]
Advances for Vessels Acquisitions Under Construction	10,422
Capitalized Expenses, Gross	1,522
M/T Legio X Equestris [Member]
Advances for Vessels Acquisitions Under Construction	10,243
Capitalized Expenses, Gross	$ 1,343